SHARE-BASED PAYMENTS - Schedule of Assumptions Used for Calculating Benefit Plans (Details)	12 Months Ended
Dec. 31, 2022 £ / shares
SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	4.33%
Weighted average expected life	3 years 3 months 18 days
Weighted average expected volatility (in percent)	28.00%
Weighted average expected dividend yield (in percent)	5.30%
Weighted average share price (in GBP per share)	£ 0.42
Weighted average exercise price (in GBP per share)	£ 0.39
Executive Share Plans
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	3.20%
Weighted average expected life	1 year 2 months 12 days
Weighted average expected volatility (in percent)	27.00%
Weighted average expected dividend yield (in percent)	5.30%
Weighted average share price (in GBP per share)	£ 0.47
Weighted average exercise price (in GBP per share)	£ 0
Long Term Share Plan
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	1.01%
Weighted average expected life	3 years 7 months 6 days
Weighted average expected volatility (in percent)	33.00%
Weighted average expected dividend yield (in percent)	5.30%
Weighted average share price (in GBP per share)	£ 0.43
Weighted average exercise price (in GBP per share)	£ 0